Air traffic liability	12 Months Ended
Dec. 31, 2017
Air Traffic Liability
Air traffic liability
(21)	Air traffic liability

The Air traffic liability, comprises the proceeds from the unused air ticket or the revenues corresponding to the unused portion of a ticket sold. This income also includes the deferred income from the loyalty programs. The Company periodically evaluates this liability and any significant adjustment is recorded in the Consolidated Statements of Comprehensive Income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that change substantially from the estimates (see note 3 (g)). The balance as of December 31, 2017 and 2016 is as follows:

Air traffic liability as of December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016

Advance ticket sales	$452,854	$447,430
Miles deferred revenue	86,371	73,760

Current	$539,225	$521,190

Miles deferred revenue	$104,786	$98,088

Non–current	$104,786	$98,088